UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware          February 11, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     78

Form 13F Information Table Value Total:     $219,150
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

-------------------------------------------------------------------------------------------------------------------------
               Column 1              Column 2  Column 3  Column 4 Column 5    Column 6  Column 7        Column 8
                                                                   SHRS OR
                                                                   SH/PUT/
                                      TITLE OF            VALUE   PRN AMT    INVESTMENT  OTHER      VOTING AUTHORITY
            NAME OF ISSUER             CLASS    CUSIP    (x$1000) PRN CALL   DISCRETION MANAGERS  SOLE    SHARED    NONE
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                     COM   002824100   $4,991    76,200      Sole              70,200            6,000
Accenture Public Ltd., Co.              COM   G1151C101   $2,554    38,400      Sole              35,900            2,500
Ace Limited                             COM   H0023R105   $1,221    15,300      Sole               7,300            8,000
Alexion Pharmaceuticals, Inc.           COM   015351109   $4,429    47,250      Sole              43,750            3,500
Allstate Corporation                    COM   020002101   $1,763    43,900      Sole              30,700           13,200
Amazon.com, Inc.                        COM   023135106   $6,021    24,000      Sole              22,200            1,800
Ambev ADR                               ADR   20441W203   $9,146   217,810      Sole             110,100          107,710
America Movil SA ADR                    ADR   02364W105   $2,888   124,800      Sole              58,400           66,400
Ametek, Inc.                            COM   031100100   $1,366    36,350      Sole              31,400            4,950
Amgen, Inc.                             COM   031162100   $3,526    40,900      Sole              35,900            5,000
Amphenol Corp.                          COM   032095101   $1,100    17,000      Sole              17,000                0
Apple Computer, Inc.                    COM   037833100   $9,026    16,960      Sole              15,560            1,400
AT&T Corp.                              COM   00206R102   $2,481    73,600      Sole              60,800           12,800
Banco Bradesco S.A. ADR                 ADR   059460303   $2,901   167,000      Sole              78,100           88,900
Bank of America Corporation             COM   060505104   $2,269   195,600      Sole             195,600                0
Biogen Idec, Inc.                       COM   09062X103   $6,901    47,150      Sole              43,550            3,600
Canadian National Railway Co. ADR       COM   136375102   $1,911    21,000      Sole              15,000            6,000
Caterpillar, Inc.                       COM   149123101   $1,434    16,000      Sole              14,000            2,000
CF Industries Holdings, Inc.            COM   125269100   $1,605     7,900      Sole               7,250              650
Chevron Corporation                     COM   166764100     $703     6,500      Sole               4,000            2,500
Cisco Systems                           COM   17275R102     $690    35,100      Sole              35,100                0
Coca-Cola Company                       COM   191216100   $1,080    29,800      Sole              29,800                0
Colgate Palmolive                       COM   194162103   $1,861    17,800      Sole              15,300            2,500
Costco Wholesale Corporation            COM   22160K105   $4,650    47,100      Sole              42,100            5,000
Credicorp Limited                       COM   G2519Y108   $2,154    14,700      Sole               7,000            7,700
Cummins, Inc.                           COM   231021106   $3,955    36,500      Sole              35,000            1,500
CVS Caremark Corp.                      COM   126650100   $1,866    38,600      Sole              33,200            5,400
DaVita HealthCare Partners              COM   23918K108     $553     5,000      Sole               5,000                0
Discovery Communications, Inc.          COM   25470F104   $4,164    65,600      Sole              59,400            6,200
Ebay, Inc.                              COM   278642103   $7,312   143,375      Sole             132,375           11,000
Ecopetrol SA ADR                        ADR   279158109   $1,492    25,000      Sole              11,500           13,500
EMC Corp.                               COM   268648102   $1,996    78,900      Sole              78,900                0
Exxon Mobil Corp.                       COM   30231G102   $2,164    25,000      Sole              22,000            3,000
Fomento Economico Mex-SP ADR            ADR   344419106   $9,859    97,900      Sole              56,500           41,400
Gilead Sciences, Inc.                   COM   375558103   $2,057    28,000      Sole              25,000            3,000
Google, Inc.                            COM   38259P508   $4,343     6,140      Sole               5,740              400
Grupo Fin Santander Mexico ADR          ADR   40053C105   $2,255   139,400      Sole              65,400           74,000
Home Depot, Inc.                        COM   437076102   $4,348    70,300      Sole              63,900            6,400
Icici Bank ADR                          ADR   45104G104   $4,317    99,000      Sole              55,000           44,000
International Business Machines         COM   459200101   $5,383    28,100      Sole              28,100                0
Intuitive Surgical, Inc.                COM   46120E602   $3,322     6,775      Sole               5,925              850
JP Morgan Chase & Co.                   COM   46625H100   $1,099    25,000      Sole              21,000            4,000
Kansas City Southern                    COM   485170302   $1,311    15,700      Sole              15,700                0
M&T Bank Corp.                          COM   55261F104   $2,353    23,900      Sole              20,800            3,100
MasterCard, Inc.                        COM   57636Q104   $5,294    10,775      Sole              10,175              600
McDonald's Corporation                  COM   580135101   $1,350    15,300      Sole              12,700            2,600
McKesson Corporation                    COM   58155Q103   $2,094    21,600      Sole              18,100            3,500
Merck & Co., Inc.                       COM   58933Y105   $1,040    25,400      Sole              25,400                0
Michael Kors Holdings, Ltd.             COM   G60754101     $975    19,100      Sole              19,100                0
Microsoft Corp.                         COM   594918104      $69     2,600      Sole               2,600                0
Monsanto Company                        COM   61166W101   $3,653    38,600      Sole              34,600            4,000
National Oilwell Varco, Inc.            COM   637071101     $800    11,700      Sole              11,700                0
Nike, Inc. Class B                      COM   654106103   $2,931    56,800      Sole              51,000            5,800
Oracle Corporation                      COM   68389X105   $4,165   125,000      Sole             125,000                0
Petroleo Brasileiro ADR                 ADR   71654V408   $4,206   216,000      Sole             101,400          114,600
Philip Morris International             COM   718172109     $151     1,800      Sole               1,800                0
PowerShares QQQ Call Option
Exp 12/20/14 @ 65                     Option  73935A104     $729     1,000      Sole               1,000                0
Precision Castparts Corp.               COM   740189105   $1,667     8,800      Sole               7,800            1,000
Qualcomm, Inc.                          COM   747525103   $5,499    88,900      Sole              81,900            7,000
Roper Industries, Inc.                  COM   776696106   $2,508    22,500      Sole              19,400            3,100
Salesforce.com, Inc.                    COM   79466L302   $1,748    10,400      Sole              10,400                0
Schlumberger, Ltd.                      COM   806857108     $367     5,300      Sole               5,300                0
T Rowe Price Group, Inc.                COM   74144T108   $1,016    15,600      Sole              15,600                0
Telephonica Brasil, S.A.                ADR   87936R106     $410    17,050      Sole              17,050                0
Time Warner Cable Inc.                  COM   88732J207   $3,645    37,500      Sole              34,000            3,500
TJX Companies, Inc.                     COM   872540109   $2,725    64,200      Sole              56,200            8,000
Union Pacific Corp.                     COM   907818108   $7,851    62,450      Sole              57,650            4,800
United Technologies Corp.               COM   913017109   $1,042    12,700      Sole              12,700                0
US Bancorp                              COM   902973304   $2,491    78,000      Sole              51,500           26,500
Vale SA SP ADR                          ADR   91912E105     $828    39,500      Sole               3,500           36,000
Verizon Communications, Inc.            COM   92343V104     $433    10,000      Sole              10,000                0
Viacom, Inc.                            COM   92553P201   $1,667    31,600      Sole              28,100            3,500
Visa, Inc.                              COM   92826C839   $3,032    20,000      Sole              17,900            2,100
W.W. Grainger, Inc.                     COM   384802104   $1,305     6,450      Sole               5,850              600
Wal Mart Stores, Inc.                   COM   931142103   $3,364    49,300      Sole              42,300            7,000
Wells Fargo Company                     COM   949746101   $2,293    67,100      Sole              56,400           10,700
Whole Foods Market, Inc.                COM   966837106   $3,236    35,500      Sole              32,100            3,400
Yum! Brands, Inc.                       COM   988498101   $1,746    26,300      Sole              23,300            3,000